Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Salaries and benefits payables	18,490	14,547
Taxes payable	16,447	22,219
Product warranties	6,868	8,233
Accrued costs of the Merger	7,900	6,900
Other payables and accrued charges*	35,772	36,976
Accrued expenses and other current liabilities	85,477	88,875
___________________________
*Other payables and accrued charges primarily include accrual for research and development expenses.

Schedule of product warranty liability
The following table provides a reconciliation of changes in the product warranties:

	Year ended December 31,
	2024	2025
	US$	US$
Balance at the beginning of the year	18,650	21,861
Additions	9,657	8,922
Settlements	(5,813)	(5,967)
Foreign currency translation adjustments	(633)	1,221
Balance at the end of the year	21,861	26,037
Including:
Current portion of warranty included in "Accrued expenses and other current liabilities"	6,868	8,233
Non-current portion of warranty included in "Provisions"	14,993	17,804